Note 10 - Intangible Assets (Details) - Acquired Intangible Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 55,800
Estimated weighted average amortization period (years)	11 years 109 days
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	303
Customer Lists and Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	43,792
Estimated weighted average amortization period (years)	10 years 328 days
Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	7,800
Estimated weighted average amortization period (years)	17 years 219 days
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	1,790
Estimated weighted average amortization period (years)	4 years 36 days
Brokerage Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	1,195
Estimated weighted average amortization period (years)	6 months
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 920
Estimated weighted average amortization period (years)	5 years 255 days